SUPPLEMENTAL CASH FLOW INFORMATION - Summary of Increase and (Decrease) In Non-Cash Working Capital Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Information [Abstract]
Receivables	$ 1,223,000	$ (303,000)
Receivable from related parties	0	(4,000)
Prepaids and deposits	(799,000)	(4,013,000)
Inventory	9,220,000	(4,575,000)
Accounts payable and accrued liabilities	(2,484,000)	11,767,000
Increase in working capital	$ 7,160,000	$ 2,872,000